Summary of Significant Accounting Policies - Schedule of Recognized Identified Assets Acquired and Liabilities Assumed (Details)	12 Months Ended
	Dec. 31, 2018 USD ($)
Accounting Policies [Abstract]
Fair value of equity consideration, 506,423 common shares	$ 9,792,000
Liability assumed: notes payable	158,000
Total purchase price consideration	9,950,000
Net working capital	6,664,000	[1]
Deferred revenue	(2,300,000)
Property and equipment	376,000
Customer contracts	1,200,000
Trade name	600,000	[2]
Goodwill	3,410,000
Total allocation of purchase price consideration	$ 9,950,000

[1]	Net working capital consisted of cash of $4,947,000; accounts receivable and contract assets of $3,934,000; other assets of $317,000; accounts payable and accrued liabilities of $2,534,000.
[2]	The useful lives related to the acquired customer relationships and trade name were expected to be approximately 10 years.